Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash and cash equivalents
Cash at bank	$ 47,390	$ 161,158	$ 62,563
Deposits at call	55,524	393	397
Cash and cash equivalents	102,914	161,551	62,960	$ 71,318
Cash flows from operating activities
Loss for the period	(57,500)	(102,142)	(87,956)
Add/(deduct) net loss for non-cash items as follows:
Finance costs	23,709	22,901	22,792
Equity settled share-based payment	14,873	22,088	5,870
Remeasurement of contingent consideration	(12,057)	14,887	9,693
Depreciation and amortization	8,585	6,400	4,666
Other costs of finance classified as financing activities	2,724	0	0
Adjustments For Losses (Gains) On Disposal Of Intangible Assets	1,360	0	0
Foreign exchange (gains)/losses	(1,160)	23	78
Remeasurement of warrant liabilities	(859)	4,962	(779)
Gain on derecognition of lease	(388)	0	0
Loss on derecognition of sublease	85	0	0
Deferred tax benefit	613	330	(191)
Restructure of short-term incentive	0	6,711	0
Adjustment for pre-launch inventory	0	(23,072)	0
Change in operating assets and liabilities:
(Increase)/decrease in trade and other receivables	(42,826)	5,021	(15,466)
(Increase)/decrease in inventory	(6,022)	826	0
(Increase)/decrease in prepayments	(2,875)	(3,018)	807
Increase/(decrease) in trade and other payables	25,687	11,780	(12,378)
Increase/(decrease) in provisions	2,221	(18,919)	22,916
Decrease/(increase) in tax assets	0	1,268	1,490
Net cash (outflows) in operating activities	$ (43,830)	$ (49,954)	$ (48,458)